Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative financial instruments	19 Derivative financial instruments
The fair values of derivatives are determined based on market data (primarily yield curves, implied volatilities and exchange rates) to calculate the present value of all estimated flows associated with each derivative at the balance sheet date. In the absence of sufficient market data, fair values would be based on the quoted market price of similar derivatives. The classification of these derivative assets and liabilities under the IFRS 13 fair value hierarchy is given in note 26.

		2024		2023
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
–interest rate swaps	11	270	10	187
– cross-currency swaps	19	—	18	—
Cash flow hedges
– cross-currency swaps	81	16	97	13
– forward foreign currency contracts	71	33	48	55
Net investment hedges
– forward foreign currency contracts	35	67	81	9
Held-for-trading*
– forward foreign currency contracts	79	31	36	131
Embedded derivative relating to associates (note 14)	—	7	—	—
Total	296	424	290	395
Current	186	156	181	189
Non-current	110	268	109	206
	296	424	290	395
Derivatives
– in respect of net debt**	184	297	147	317
– other	112	127	143	78
	296	424	290	395
Notes:
*Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.
**Derivatives in respect of net debt are in a net liability position of £113 million as at 31 December 2024 (2023: net liability position of £170 million). The Group’s net debt is presented in note 23.
For cash flow hedges, the timing of expected cash flows is as follows: assets of £152 million (2023: £144 million) of which £65 million
(2023: £46 million) is expected within one year and £nil million (2023: £ nil million) beyond five years and liabilities of £49 million
(2023: £68 million) of which £48 million (2023: £52 million) is expected within one year and £nil million (2023: £nil million) beyond five years.
The Group’s cash flow hedges are principally in respect of sales or purchases of inventory and certain debt instruments. A certain number of forward foreign currency contracts were used to manage the currency profile of external borrowings and are reflected in the currency table in note 23. Interest rate swaps have been used to manage the interest rate profile of external borrowings and are reflected in the re-pricing table in note 23.
The table below sets out the maturities of the Group’s derivative financial instruments (excluding the embedded derivative relating to associates) on an undiscounted contractual basis, based on spot rates.
The maturity dates of gross-settled derivative financial instruments are as follows:

				2024				2023
	Assets		Liabilities		Assets		Liabilities
	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m
Within one year
–forward foreign currency contracts	9,748	(9,556)	6,952	(7,075)	8,163	(8,006)	10,354	(10,549)
– interest rate swaps	—	(9)	117	(224)	—	—	124	(256)
– cross-currency swaps	34	(40)	306	(323)	34	(42)	6	(10)
Between one and two years
–forward foreign currency contracts	377	(365)	199	(202)	171	(168)	182	(186)
– interest rate swaps	18	(14)	231	(316)	—	—	77	(151)
– cross-currency swaps	34	(38)	—	—	34	(35)	306	(316)
Between two and three years
– interest rate swaps	19	(15)	229	(249)	—	—	77	(124)
– cross-currency swaps	594	(492)	—	—	34	(33)	—	—
Between three and four years
– interest rate swaps	19	(16)	196	(218)	—	—	39	(31)
– cross-currency swaps	27	(25)	—	—	618	(488)	—	—
Between four and five years
– interest rate swaps	19	(17)	196	(218)	—	—	—	—
– cross-currency swaps	473	(454)	—	—	26	(21)	—	—
Beyond five years
– interest rate swaps	279	—	1,217	(685)
– cross-currency swaps	—	—	—	—	458	(453)	—	—
	11,641	(11,041)	9,643	(9,510)	9,538	(9,246)	11,165	(11,623)
Group's net-settled derivative financial instruments are all due within one year with assets inflow of £1 million (2023: £10 million inflow)
and liabilities outflow of £8 million (2023: £5 million outflow).
The items designated as hedging instruments are as follows:

		2024		2023
	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m
Interest rate risk exposure:
Fair value hedges
– interest rate swaps	6,509	(58)	2,798	79
– cross-currency swaps	459	(2)	451	13
Cash flow hedges
– cross-currency swaps	833	18	859	(26)
Foreign currency risk exposure:
Cash flow hedges
– forward foreign currency contracts	3,023	39	2,807	(6)
Net investment hedges (derivative related)
– forward foreign currency contracts	4,569	(33)	4,329	69
Net investment hedges (non-derivative related)
– debt (carrying value) in borrowings designated as net investment hedges of net assets	363	17	380	9